LITMAN GREGORY FUNDS TRUST

Supplement dated December 31, 2013

to the Summary Prospectus and Prospectus of the
Litman Gregory Funds Trust dated May 1, 2013, as supplemented

This supplement should be read in conjunction with the Summary Prospectus and Prospectus dated May 1, 2013, as supplemented.

For all existing and prospective shareholders of the Litman Gregory Masters Equity Fund:

Effective December 31, 2013, Ken Feinberg will no longer be serving as a portfolio manager for the Litman Gregory Masters Equity Fund (the “Equity Fund”).  He is leaving Davis Selected Advisers, L.P. (“Davis Selected”).  Accordingly, all references to Mr. Feinberg are hereby deleted from the Summary Prospectus and Prospectus dated May 1, 2013, as supplemented.  Mr. Christopher Davis of Davis Selected will continue as the sole portfolio manager for that segment of the Equity Fund.

Please keep this Supplement with your Prospectus.

LITMAN GREGORY FUNDS TRUST
Supplement dated December 31, 2013
to Statement of Additional Information (“SAI”) of the Litman Gregory Funds Trust (“Trust”) dated May 1, 2013, as supplemented June 20, 2013

Notice to Existing and Prospective Shareholders of the
Litman Gregory Masters Funds

Effective December 31, 2013, Ken Feinberg will no longer be serving as a portfolio manager for the Litman Gregory Masters Equity Fund.  He is leaving Davis Selected Advisers, L.P.  Accordingly, all references to Mr. Feinberg are hereby deleted from the SAI.

Effective as of December 31, 2013, Craig A. Litman is no longer a Trustee or Secretary of the Trust.  All references to Mr. Litman as a Trustee and Secretary of the Trust in the SAI are hereby deleted.  Mr. Litman will not be replaced on the Board, and therefore, the number of Trustees on the Board has been reduced from seven to six.

In addition, effective as of December 31, 2013, Kenneth E. Gregory is no longer President of the Trust, and Jeremy DeGroot is no longer Assistant Secretary of the Trust.  All references to Mr. Gregory and Mr. DeGroot as President and Assistant Secretary of the Trust, respectively, are hereby deleted.

Effective as of January 1, 2014, Mr. DeGroot is appointed as President of the Trust, and Steven Savage is appointed as Secretary of the Trust.  Mr. Savage’s information is listed below:

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation (s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer During Past Five Years
Steven Savage 4 Orinda Way, Suite 200D Orinda, CA 94563 (born 1961)	Secretary	Open-ended term; served since 2014	Managing Partner, Litman Gregory Fund Advisors, LLC since 2010; Partner, Litman Gregory Fund Advisors, LLC, 2003-2010.	N/A	None

Please retain this Supplement with your Statement of Additional Information.